Related party transactions (Details) - Newlink Technology Limited [Member] - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions (Details) [Line Items]
Related party transaction newlink paid a total	¥ 9.7
Related party transaction as payroll and non-payroll labor expenses	0.9
Related party transaction rental fees	0.7
Related party other expenses	8.1
Additional paid-in capital one member
Related party transactions (Details) [Line Items]
Share-based compensation from controlling shareholder ESOP	¥ 3.2	¥ 0.7